Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2011
Pension, Health Care and Postretirement Benefits Other Than Pensions [Abstract]
Health care, pension and other benefits

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2011	2010	2009	2011	2010	2009
Net pension costs:
Service costs	$17,933	$16,906	$17,070	$3,055	$2,061	$1,226
Interest costs	18,602	18,028	18,124	5,954	4,266	3,036
Expected returns on plan assets	(46,441)	(42,311)	(36,828)	(5,535)	(2,842)	(1,810)
Amortization of prior service costs	1,635	1,661	1,493		29	47
Amortization of actuarial losses	16,865	18,943	28,723	493	1,363	325

Ongoing pension costs	8,594	13,227	28,582	3,967	4,877	2,824
Settlement credits				(235)		(39)

Net pension costs	8,594	13,227	28,582	3,732	4,877	2,785
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	48,745	681	(49,250)	15,944	(10,043)	14,922
Prior service costs during the year	1,195		1,086
Amortization of prior service costs	(1,635)	(1,661)	(1,493)		(29)	(47)
Amortization of actuarial losses	(16,865)	(18,943)	(28,723)	(493)	(1,363)	(286)
Exchange rate (loss) gain recognized during the year				(387)	(1,536)	1,717

Total recognized in Cumulative other comprehensive loss	31,440	(19,923)	(78,380)	15,064	(12,971)	16,306

Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$40,034	$(6,696)	$(49,798)	$18,796	$(8,094)	$19,091

Fair value of the defined benefit pension plan assets

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$9,408		$9,408
Equity investments (b)	482,694	$268,307	214,387
Fixed income investments (c)	202,939	103,485	99,454
Other assets (d)	37,482		16,582	$20,900

	$732,523	$371,792	$339,831	$20,900

	Fair Value at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$33,050		$33,050
Equity investments (b)	463,108	$257,616	205,492
Fixed income investments (c)	185,163	101,227	78,401	$5,535
Other assets (d)	19,152			19,152

	$700,473	$358,843	$316,943	$24,687

	Fair Value at December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$51,688		$51,688
Equity investments (b)	430,550	$248,138	182,412
Fixed income investments (c)	132,951	91,741	35,945	$5,265
Other assets (d)	17,728			17,728

	$632,917	$339,879	$270,045	$22,993

(a) - This category includes a full range of high quality, short-term money market securities.

(b) - This category includes actively managed equity assets that track primarily to the S&P 500.

(c) - This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d) - This category consists of venture capital funds.

Changes in the fair value of the defined benefit pension plan assets classified as level 3

	Balance at December 31, 2010	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2011
Fixed income investments	$5,535	$(5,717)	$182
Other assets	19,152	(1,389)	3,137	$20,900

	$24,687	$(7,106)	$3,319	$20,900

	Balance at December 31, 2009	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2010
Fixed income investments	$5,265	$(269)	$539	$5,535
Other assets	17,728	(695)	2,119	19,152

	$22,993	$(964)	$2,658	$24,687

	Balance at January 1, 2009	Acquisitions	Realized and Unrealized Gains (Losses)	Balance at December 31, 2009
Fixed income investments	$2,652	$2,380	$233	$5,265
Other assets	18,669	735	(1,676)	17,728

	$21,321	$3,115	$(1,443)	$22,993

Obligations, plan assets and assumption used for defined benefit pension plan

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2011	2010	2009	2011	2010	2009
Accumulated benefit obligations at end of year	$415,163	$371,195	$323,553	$121,137	$67,964	$59,226

Projected benefit obligations:
Balances at beginning of year	$390,257	$339,275	$315,513	$85,936	$75,175	$44,893
Service costs	17,933	16,906	17,070	3,055	2,061	1,226
Interest costs	18,602	18,028	18,124	5,954	4,266	3,036
Actuarial losses (gains)	8,428	41,739	12,068	11,395	(6,950)	18,484
Acquisitions of businesses and other	1,194		1,086	42,131	14,378	2,745
Effect of foreign exchange				(3,760)	(1,063)	6,427
Benefits paid	(26,385)	(25,691)	(24,586)	(3,246)	(1,931)	(1,636)

Balances at end of year	410,029	390,257	339,275	141,465	85,936	75,175
Plan assets:
Balances at beginning of year	634,725	577,047	503,487	65,748	55,870	38,603
Actual returns on plan assets	6,123	83,369	98,146	987	5,935	3,853
Acquisitions of businesses and other				57,761	7,085	9,902
Effect of foreign exchange				(3,190)	(1,211)	5,148
Benefits paid	(26,385)	(25,691)	(24,586)	(3,246)	(1,931)	(1,636)

Balances at end of year	614,463	634,725	577,047	118,060	65,748	55,870

Excess (deficient) plan assets over projected benefit obligations	$204,434	$244,468	$237,772	$(23,405)	$(20,188)	$(19,305)

Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$218,676	$244,468	$242,604	$9,674	$3,865	$2,697
Other accruals				(829)	(272)	(497)
Other long-term liabilities	(14,242)		(4,832)	(32,250)	(23,781)	(21,505)

	$204,434	$244,468	$237,772	$(23,405)	$(20,188)	$(19,305)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(211,752)	$(179,871)	$(198,134)	$(26,994)	$(11,930)	$(24,873)
Prior service costs	(5,206)	(5,647)	(7,307)			(28)

	$(216,958)	$(185,518)	$(205,441)	$(26,994)	$(11,930)	$(24,901)

Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.40%	4.97%	5.50%	4.94%	5.45%	5.78%
Rate of compensation increase	4.00%	4.00%	4.00%	4.05%	4.06%	3.85%
Weighted-average assumptions used to determine net pension costs (credits):
Discount rate	4.97%	5.50%	6.10%	5.48%	5.57%	6.85%
Expected long-term rate of return on assets	7.50%	7.50%	7.50%	6.12%	5.46%	6.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.06%	3.74%	3.93%

Obligation and the assumptions used for postretirement benefits other than pensions

	Postretirement Benefits Other than Pensions
	2011	2010	2009
Benefit obligation:
Balance at beginning of year - unfunded	$315,572	$300,526	$264,802
Service cost	3,495	3,532	3,391
Interest cost	15,580	16,066	15,695
Actuarial (gain) loss	(3,965)	11,067	34,241
Benefits paid	(13,887)	(15,619)	(17,603)

Balance at end of year - unfunded	$316,795	$315,572	$300,526

Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(297,528)	$(295,896)	$(283,784)
Other accruals	(19,267)	(19,676)	(16,742)

	$(316,795)	$(315,572)	$(300,526)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(45,567)	$(52,037)	$(42,274)
Prior service costs	983	1,640	2,296

	$(44,584)	$(50,397)	$(39,978)

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.40%	5.10%	5.50%
Health care cost trend rate - pre-65	8.00%	7.50%	8.00%
Health care cost trend rate - post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	8.00%	8.00%	9.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.10%	5.50%	6.10%
Health care cost trend rate - pre-65	7.50%	8.00%	7.50%
Health care cost trend rate - post-65	7.50%	8.00%	7.50%
Prescription drug cost increases	8.00%	9.00%	9.00%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions

	Postretirement Benefits Other than Pensions
	2011	2010	2009
Net periodic benefit cost:
Service cost	$3,495	$3,532	$3,391
Interest cost	15,580	16,066	15,695
Amortization of actuarial losses	2,505	1,304	276
Amortization of prior service credit	(657)	(656)	(656)

Net periodic benefit cost	20,923	20,246	18,706
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss	(3,965)	11,067	34,241
Amortization of actuarial losses	(2,505)	(1,304)	(276)
Amortization of prior service credit	657	656	656

Total recognized in Cumulative other comprehensive loss	(5,813)	10,419	34,621

Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$15,110	$30,665	$53,327

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation

	One-Percentage-Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$165	$(175)
Effect on the postretirement benefit obligation	$2,892	$(2,912)

Retiree health care benefit cash payments

	Retiree Health Care Benefits	Medicare Prescription Reimbursement	Expected Cash Payments - Net
2012	$21,424	$(2,157)	$19,267
2013	22,126	(2,324)	19,802
2014	22,426	(2,511)	19,915
2015	22,424	(2,686)	19,738
2016	22,173	(2,847)	19,326
2017 through 2021	124,887	(2,813)	122,074

Total expected benefit cash payments	$235,460	$(15,338)	$220,122